Average Annual Total Returns - FidelityEquityDividendIncomeFund-KPRO - FidelityEquityDividendIncomeFund-KPRO - Fidelity Equity Dividend Income Fund	Jan. 28, 2023
Fidelity Equity Dividend Income Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	(0.94%)
Past 5 years	7.28%
Past 10 years	10.25%
RS008
Average Annual Return:
Past 1 year	(7.98%)
Past 5 years	6.50%
Past 10 years	10.16%
MS735
Average Annual Return:
Past 1 year	(3.64%)
Past 5 years	7.30%
Past 10 years	11.34%